Accrued expenses and other current liabilities (Details) - Schedule of other current liabilities - Xos, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued expenses and other current liabilities (Details) - Schedule of other current liabilities [Line Items]
Customer Deposits		$ 1,837	$ 1,920	$ 50
Accrued Expenses		468	341	124
Accrued Interest		2,453	897	341
Other		384	293	48
Total other current liabilities		$ 5,142	$ 3,451	$ 563